Provisions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Provisions
20. Provisions

	Commercial litigation and disputes $m	Insurance reserves $m	Onerous contractual expenditure $m	Dilapidations and other $m	Total $m
At 31 December 2021	37	39	8	6	90
Provided, of which $28m is recorded within exceptional items (note 6)	28	18	2	6	54
Utilised	(31)	(7)	(7)	–	(45)
Released	(1)	–	–	–	(1)
Exchange and other adjustments	–	–	(2)	–	(2)
At 31 December 2022	33	50	1	12	96

Analysed as:
Current	32	15	1	5	53
Non-current	1	35	–	7	43
	33	50	1	12	96
Commercial litigation and disputes
The utilisation of the provision principally reflects the settlement of commercial litigation and disputes in the Americas and EMEAA regions which were fully provided for in the prior year. The remaining balance includes $4m relating to management’s best estimate of settlements required in respect of lawsuits filed against the Group in the Americas region. Settlement terms have been agreed and, in addition to payments in 2022, final amounts are expected to be paid in 2023. There are certain amounts that the Group will pursue in relation to these matters, $1m has been recognised within administrative expenses in 2022 reflecting those amounts which are virtually certain.
Insurance reserves

	Incurred but not reported claims (‘IBNR’) a		Reported but not yet settled claims		Total
	2022 $m	2021 $m	2022 $m	2021 $m	2022 $m	2021 $m
Corporate operations and owned and leased properties	11	11	7	3	18	14
Managed hotels	25	19	7	6	32	25
	36	30	14	9	50	39

a	Includes unallocated loss expenses.
Of the total reserves, $19m relates to international general liability principally for managed hotels. The utilisation of IBNR reserves is dependent on the timing of claims being reported and ultimately being settled; based on historical experience this is expected to be approximately five years. The maximum liabilities of the last five policy years is $36m for corporate operations and owned and leased properties and $42m for managed hotels, noting that actual claims did not significantly differ to estimates in 2022 or 2021.
In respect of managed hotels, the Group recognised reinsurance profits of $4m (2021: $3m, 2020: $3m).